Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Lease Costs Recognized under ASC 842 and Other Information Pertaining to Operating Leases
The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Corporation’s operating leases for the three months ended March 31, 2021:

Three Months Ended March 31, 2021
(in thousands)
Operating lease cost	$1,135
Variable lease cost	152
Short-term lease cost	15
Sublease income	(774)

Total lease cost	$528

Other information
Cash paid for amounts included in the measurement of lease liabilities	$1,270
Weighted-average remaining lease term (in years)	4.4 years
Weighted-average discount rate	10.22%

The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Corporation’s operating leases for the years ended December 31, 2020 and 2019:

Year ended December 31, 2020
(in thousands)
Operating lease cost	$4,533
Variable lease cost	632
Short-term lease cost	20
Sublease income	(3,098)

Total lease cost	$2,087

Other information
Cash paid for amounts included in the measurement of lease liabilities	$4,979
Weighted-average remaining lease term (in years)	4.4
Weighted-average discount rate	10.17%

Year ended December 31, 2019
(in thousands)
Operating lease cost	$4,552
Variable lease cost	654
Short-term lease cost	58
Sublease income	(989)

Total lease cost	$4,275

Other information
Cash paid for amounts included in the measurement of lease liabilities	$4,804
Weighted-average remaining lease term (in years)	4.8
Weighted-average discount rate	10.05%

Summary of Maturities of Operating Lease Liabilities
Pursuant to the terms of the Corporation’s
non-cancelable
lease agreements in effect at December 31, 2020, the following table summarizes the Corporation’s maturities of lease liabilities as of March 31, 2021:

Three Months Ended March 31, 2021
(in thousands)
2021	$3,795
2022	2,768
2023	1,429
2024	1,110
2025	1,125
Thereafter	2,641

Total lease payments	12,868
Less: imputed interest	(2,636)

Total	$10,232

Pursuant to the terms of the Corporation’s
non-cancelable
lease agreements in effect at December 31, 2020, the following table summarizes the Corporation’s maturities of lease liabilities as of December 31, 2020:

Year ended December 31, 2020
(in thousands)
2021	$5,017
2022	2,747
2023	1,408
2024	1,089
2025	1,121
Thereafter	2,649
Total lease payments	$14,031

Less: imputed interest	(2,887)

Total	$11,144